Short-term borrowings and long-term debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 1,861,792
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	644,368
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	2,010,548
Unused long-term lines of credit	5,345,718
Debt interest expense	¥ 512,677	¥ 499,871	¥ 415,094
Currency, U.S. Dollar
Debt Instrument [Line Items]
Percentage of debt	48.00%
Euro Member Countries, Euro
Debt Instrument [Line Items]
Percentage of debt	13.00%
Currency, Japanese Yen
Debt Instrument [Line Items]
Percentage of debt	11.00%
Currency, Australian Dollar
Debt Instrument [Line Items]
Percentage of debt	7.00%
Thai bahts
Debt Instrument [Line Items]
Percentage of debt	5.00%
Other Foreign Currency Denominated Debt
Debt Instrument [Line Items]
Percentage of debt	16.00%
Commercial Paper
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 374,273